Common Stock - Summary of Stock Options Reserved for Future Issuance (Parenthetical) (Detail) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock Disclosure [Abstract]
Common stock, shares authorized	138,000,000	138,000,000	138,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001